INCOME TAX - Tax losses (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
INCOME TAX
Unused tax losses for which no deferred tax asset recognized		$ 87,970,140		$ 80,706,629	$ 74,107,688
Potential tax benefit		$ 22,596,182		$ 22,194,323	$ 21,120,691
Applicable tax rate		27.50%		27.50%	28.50%
Unrecognised temporary differences associated with the Group's investments in subsidiaries		$ 0		$ 0
USA
INCOME TAX
Applicable tax rate	21.00%		35.00%
Expiration period limitation on carry forward net operating losses		20 years
United States (U.S.)
INCOME TAX
Potential tax benefit		$ 5,155,038
Australia
INCOME TAX
Potential tax benefit		$ 17,441,144